Summary of Significant Accounting Policies - Schedule of Reconciliation of all financial Instruments Measured at Fair Value on a Recurring Basis Using Level 3 Unobservable Inputs (Details) - Fair Value, Recurring - Significant Unobservable Inputs (Level 3)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning balance	¥ 14,630		¥ 0
Recognized during the year ended			13,503
Settlement	(8,783)
Fair value change	7,762		1,127
Year end balance	13,609		¥ 14,630
The amount of total gain for the year ended December 31, 2020	¥ 7,762	$ 1,190